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							August 3, 2023



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust X (the "Trust")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, we certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of prospectuses relating to Pioneer Fundamental Growth Fund and Pioneer Multi-Asset Ultrashort Income Fund and the statement of additional information relating to Pioneer Multi-Asset Ultrashort Income Fund, each a series of the Trust, which would have been filed by the Trust under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 58 to the Trust's Registration
Statement on Form N-1A, filed electronically with the Commission on July 26, 2023 (Accession No. 0001193125-23-194561).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

					Very truly yours,

					/s/ Daniel Hynes
					-------------------------
    					    Daniel Hynes
    					    Senior Legal Product Manager


cc:   Christopher J. Kelley, Esq.
      Jeremy B. Kantrowitz, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820